Note 6 - Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, gross	$ 92,045	$ 88,819
Less accumulated depreciation and amortization	(35,415)	(32,014)
Property and equipment, net	56,630	56,805
Land and Land Improvements [Member]
Property and equipment, gross	17,052	16,764
Building and Building Improvements [Member]
Property and equipment, gross	54,171	52,974
Machinery and Equipment [Member]
Property and equipment, gross	9,490	8,567
Office Equipment [Member]
Property and equipment, gross	10,346	9,638
Vehicles [Member]
Property and equipment, gross	976	865
Construction in Progress [Member]
Property and equipment, gross	$ 10	$ 11